INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The domestic and foreign components of income (loss) before taxes are:

	Year Ended October 31,
	2018	2017	2016
	(in millions)
U.S. operations	$(532)	$(147)	$(30)
Non-U.S. operations	121	326	396
Total income (loss) before taxes	$(411)	$179	$366

Components Of Income Tax Expense Disclosure
The provision (benefit) for income taxes is comprised of:

	Year Ended October 31,
	2018	2017	2016
	(in millions)
U.S. federal taxes:
Current	$131	$21	$(15)
Deferred	46	(56)	(13)
Non-U.S. taxes:
Current	75	101	32
Deferred	(832)	9	28
State taxes, net of federal benefit:
Current	7	2	(1)
Deferred	(3)	—	—
Total provision (benefit) for income taxes	$(576)	$77	$31

Income Tax Effects On Net Deferred Tax Assets Liabilities Disclosure
The significant components of deferred tax assets and deferred tax liabilities included in the consolidated balance sheet are:

	October 31,
	2018		2017
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
	(in millions)
Inventory	$14	$—	$16	$(3)
Intangibles	664	(66)	55	(158)
Property, plant and equipment	14	(23)	16	(20)
Warranty reserves	11	(1)	17	(1)
Pension benefits	47	(67)	90	(58)
Employee benefits, other than retirement	27	(1)	29	(1)
Net operating loss, capital loss, and credit carryforwards	120	—	257	—
Unremitted earnings of foreign subsidiaries	—	(5)	—	(305)
Share-based compensation	14	—	26	—
Deferred revenue	37	(1)	24	(3)
Other	11	(1)	10	(10)
Subtotal	959	(165)	540	(559)
Tax valuation allowance	(79)	—	(63)	—
Total deferred tax assets or deferred tax liabilities	$880	$(165)	$477	$(559)

Current And Long Term Tax Assets And Current And Long Term Tax Liabilities Disclosure
Summary Of Income Tax Expense Reconciliation
The differences between the U.S. federal statutory income tax rate and our effective tax rate are:

	Year Ended October 31,
	2018	2017	2016
	(in millions)
Profit before tax times statutory rate	$(96)	$63	$128
State income taxes, net of federal benefit	2	1	(1)
U.S. federal statutory tax rate change	10	—	—
Non-U.S. income taxed at different rates	16	(83)	(88)
Singapore tax incentives and amortization	(591)	—	—
U.S. transition tax and repatriation of foreign earnings	210	5	(42)
Foreign earnings not considered indefinitely reinvested	5	3	39
Re-measurement of deferred taxes on foreign earnings not considered indefinitely reinvested	(304)	—	—
Change in unrecognized tax benefits	86	23	1
U.S. research credits	(10)	(7)	(5)
Share-based compensation	(1)	7	5
Goodwill impairment	99	—	—
Malaysia tax assessment	—	68	—
Other, net	(2)	(3)	(6)
Provision (benefit) for income taxes	$(576)	$77	$31
Effective tax rate	140%	43%	8%

Current and Long Term Tax Assets and Liabilities
The breakdown between current and long-term income tax assets and liabilities, excluding deferred tax assets and liabilities, was as follows for the years 2018 and 2017:

	October 31,
	2018	2017
	(in millions)
Current income tax assets (included within other current assets)	$32	$40
Current income tax liabilities (included within income and other taxes payable)	(18)	(7)
Long-term income tax assets (included within other assets)	—	—
Long-term income tax liabilities (included within other long-term liabilities)	(205)	(39)
Total	$(191)	$(6)

Summary of Income Tax Contingencies
The aggregate changes in the balances of our unrecognized tax benefits including all federal, state and foreign tax jurisdictions are as follows:

	2018	2017	2016
	(in millions)
Balance, beginning of year	$146	$51	$50
Additions due to acquisition	—	22	—
Additions for tax positions related to the current year	93	31	5
Additions for tax positions from prior years	2	52	1
Reductions for tax positions from prior years	(1)	(9)	(4)
Settlements with taxing authorities	(12)	—	—
Statute of limitations expirations	(1)	(1)	(1)
Balance, end of year	$227	$146	$51